REDEEMABLE CONVERTIBLE PREFERRED SHARES - Share Activities (Details)		12 Months Ended
	Aug. 28, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Redeemable convertible preferred shares activities
Beginning balance		¥ 1,444,141,422		¥ 1,077,924,351	¥ 755,224,412
Exercise of Series E warrants				122,642,269
Issuance for cash		598,661,700		226,646,200	160,975,360
Issuance costs		(11,830,318)		(12,427,087)	(1,793,926)
Inducement cost				4,768,612
Modifications				12,278,498	4,654,516
Deemed dividends		12,070,034	$ 1,849,814
Accretion of Redeemable Convertible Preferred Shares		3,327,579,958		128,753,445	102,212,637
Foreign currency translation adjustment		(281,260,804)		15,734,627	56,651,352
Ending balance		4,875,825,761	747,252,990	1,444,141,422	1,077,924,351
Subscription receivable		336,178,500
Carrying amount		5,212,004,261
Series A Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares activities
Beginning balance		183,371,326		157,371,163	128,754,021
Accretion of Redeemable Convertible Preferred Shares		504,054,460		23,148,378	21,341,595
Foreign currency translation adjustment		(39,098,264)		2,851,785	7,275,547
Ending balance		648,327,522		183,371,326	157,371,163
Carrying amount		648,327,522
Series B Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares activities
Beginning balance		212,123,212		184,452,606	153,434,897
Accretion of Redeemable Convertible Preferred Shares		515,537,848		24,359,297	22,457,999
Foreign currency translation adjustment		(41,578,748)		3,311,309	8,559,710
Ending balance		686,082,312		212,123,212	184,452,606
Carrying amount		686,082,312
Series C Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares activities
Beginning balance		613,766,867		548,653,276	473,035,494
Modifications				6,716,297	4,654,516
Accretion of Redeemable Convertible Preferred Shares		1,062,760,468		48,739,310	45,290,526
Foreign currency translation adjustment		(97,129,867)		9,657,984	25,672,740
Ending balance		1,349,310,968		613,766,867	548,653,276
Subscription receivable		230,086,500
Carrying amount		1,579,397,468
Series D Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares activities
Beginning balance		205,776,240		187,447,306
Issuance for cash					160,975,360
Issuance costs					(1,793,926)
Modifications				5,562,201
Accretion of Redeemable Convertible Preferred Shares		266,737,805		9,510,712	13,122,517
Foreign currency translation adjustment		(27,724,670)		3,256,021	15,143,355
Ending balance		444,789,375		205,776,240	¥ 187,447,306
Carrying amount		444,789,375
Series E Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares activities
Beginning balance		229,103,777
Exercise of Series E warrants				122,642,269
Issuance for cash				226,646,200
Issuance costs				(12,427,087)
Inducement cost				4,768,612
Deemed dividends		12,070,034
Accretion of Redeemable Convertible Preferred Shares		396,239,268		22,995,748
Foreign currency translation adjustment		(40,011,798)		(3,342,472)
Ending balance		613,951,550		¥ 229,103,777
Subscription receivable		106,092,000
Carrying amount		720,043,550
Series F Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares activities
Issuance for cash		598,661,700
Issuance costs		(11,830,318)
Accretion of Redeemable Convertible Preferred Shares		582,250,109
Foreign currency translation adjustment		(35,717,457)
Ending balance		1,133,364,034	$ 173,695,637
Carrying amount		¥ 1,133,364,034
Mr. Li
Redeemable convertible preferred shares activities
Restricted period on ordinary shares owed	3 years
Fair value of restricted shares	¥ 4,768,612